Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from Operating Activities:
Net income	$ (38,005)	$ 2,304,899	$ 2,911,502	$ 700,015
Adjustments to reconcile net income to net cash used in operating activities:
Income earned on marketable securities held in the Trust Account	(1,107,012)	(3,989,390)	(4,809,102)	(1,676,585)
Gain on forgiveness of debt			(144,443)
Changes in operating assets and liabilities:
Prepaid expenses	43,793	26,209	93,571	(157,614)
Due from Sponsor			(731,912)
Franchise tax payable	(15,450)	(155,636)	(105,636)	200,000
Income tax payable	(34,177)	591,672	777,344	310,259
Other assets		77,654	77,654	(77,654)
Accounts payable and accrued expenses	316,048	178,313	164,913	100,225
Net cash used in operating activities	(834,803)	(966,279)	(1,766,109)	(601,354)
Cash flows from Investing Activities:
Investment of cash in Trust Account	(650,000)	(2,550,000)	(2,800,000)	(117,300,000)
Cash in transit to the trust	125,000		(125,000)
Cash withdrawn from Trust	36,663,640	64,746,521	64,746,521
Net cash provided by (used in) investing activities	36,138,640	62,196,521	61,821,521	(117,300,000)
Cash flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discount paid				115,000,000
Proceeds from sale of private placement units				5,200,750
Underwriting fee paid				(1,725,000)
Note receivable				(100,000)
Note receivable - repayment				100,000
Payment of deferred offering costs				(316,640)
Proceeds from Sponsor note	525,000	3,316,485	2,925,000
Capital contribution from Sponsor	437,458		1,013,297
Cash paid for redemptions	(36,281,990)	(64,238,887)	(64,238,887)
Advance to Sponsor		(565,100)
Net cash (used in) provided by financing activities	(35,319,532)	(61,487,502)	(60,300,590)	118,159,111
Net change in cash	(15,695)	(257,260)	(245,178)	257,756
Cash - Beginning of the period	17,578	262,756	262,756	5,000
Cash - End of the period	1,883	5,496	17,578	262,756
Supplemental disclosure of non-cash financing activities:
Accretion to redemption value	1,299,939	5,345,720	6,552,136	3,929,281
Excise tax on Class A common stock redemptions	362,820		642,389
Capital contribution from Sponsor		8,733
Due from Sponsor		447,229
Overpayment of redemption amount included in Due from Sponsor	$ 361,843
Deferred underwriting commission				3,450,000
Initial Classification of Class A common stock subject to redemption				118,553,638
Offering costs paid by Promissory note - related parties				$ 187,993